UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Basic Value Fund, Inc. and Master Basic Value LLC, 40 East 52nd Street, New York, NY
10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)

Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Basic Value LLC	$ 4,213,119,033
Total Investments (Cost - $3,208,680,992) – 100.0%	4,213,119,033
Liabilities in Excess of Other Assets – (0.0)%	(2,085,273)
Net Assets – 100.0%	$ 4,211,033,760

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Basic Value LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of September 30, 2010, the value of the investment and the percentage owned by the
Fund of the Master LLC was $4,213,119,033 and 99.7%, respectively.

•The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 – price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Financial Statements as contained in its annual report.

As of September 30, 2010, the Fund's investment in the Master LLC was classified as Level 2.

BASIC VALUE FUND, INC.

SEPTEMBER 30, 2010 1

Schedule of Investments September 30, 2010 (Unaudited)

Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 33.9%
Aerospace & Defense — 1.8%
Honeywell International, Inc.	1,719,400	$ 75,550,436
Capital Markets — 1.3%
The Bank of New York Mellon Corp.	2,141,900	55,967,847
Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	1,407,200	62,789,264
Commercial Banks — 0.5%
U.S. Bancorp	1,049,000	22,679,380
Diversified Financial Services — 3.2%
JPMorgan Chase & Co.	3,573,800	136,054,566
Diversified Telecommunication
Services — 2.2%
AT&T Inc.	1,462,300	41,821,780
Verizon Communications, Inc.	1,557,200	50,749,148
		92,570,928
Electric Utilities — 1.5%
The Southern Co.	1,646,500	61,315,660
Food Products — 0.8%
General Mills, Inc.	923,100	33,730,074
Industrial Conglomerates — 4.4%
General Electric Co.	6,240,500	101,408,125
Tyco International Ltd.	2,242,725	82,375,289
		183,783,414
Machinery — 0.1%
Illinois Tool Works, Inc.	94,400	4,438,688
Metals & Mining — 1.8%
Alcoa, Inc. (a)	6,332,400	76,685,364
Multi-Utilities — 1.5%
Dominion Resources, Inc.	1,483,698	64,778,255
Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	565,300	45,817,565
Exxon Mobil Corp.	2,482,100	153,368,959
Marathon Oil Corp.	1,121,000	37,105,100
		236,291,624
Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	543,991	14,747,596
Eli Lilly & Co. (a)	1,245,200	45,487,156
Johnson & Johnson	524,000	32,467,040
Merck & Co., Inc.	2,412,516	88,804,714
Pfizer, Inc.	3,745,670	64,313,154
		245,819,660
Software — 1.9%
Microsoft Corp.	3,208,100	78,566,369
Total Above-Average Yield		1,431,021,529
Below-Average Price/Earnings Ratio — 29.3%
Aerospace & Defense — 1.4%
Northrop Grumman Corp.	971,500	58,902,045
Capital Markets — 1.7%
Morgan Stanley	2,964,400	73,161,392
Computers & Peripherals — 1.3%
Hewlett-Packard Co.	1,295,900	54,518,513

Common Stocks	Shares	Value
Below-Average Price/Earnings Ratio (concluded)
Diversified Financial Services — 4.0%
Bank of America Corp.	7,052,514	$ 92,458,458
Citigroup, Inc. (b)	19,721,000	76,911,900
		169,370,358
Energy Equipment & Services — 1.4%
Noble Corp.	1,700,700	57,466,653
Food Products — 5.8%
Kraft Foods, Inc.	3,779,569	116,637,499
Unilever NV - ADR	4,349,200	129,954,096
		246,591,595
Insurance — 6.8%
ACE Ltd.	1,099,800	64,063,350
MetLife, Inc.	1,668,940	64,170,743
Prudential Financial, Inc.	841,200	45,576,216
The Travelers Cos., Inc.	2,225,376	115,942,090
		289,752,399
Media — 2.9%
Viacom, Inc., Class B	3,337,500	120,784,125
Metals & Mining — 1.0%
Nucor Corp.	1,164,700	44,491,540
Office Electronics — 1.2%
Xerox Corp.	4,812,085	49,805,080
Oil, Gas & Consumable Fuels — 1.8%
Devon Energy Corp.	1,152,100	74,586,954
Total Below-Average Price/Earnings Ratio		1,239,430,654
Low Price-to-Book Value — 18.5%
Aerospace & Defense — 1.8%
Raytheon Co.	1,628,994	74,461,316
Commercial Banks — 0.9%
Wells Fargo & Co.	1,556,500	39,114,845
Construction & Engineering — 1.7%
Fluor Corp.	1,496,500	74,121,645
Energy Equipment & Services — 2.7%
Halliburton Co. (a)	3,465,200	114,594,164
Household Products — 2.5%
Kimberly-Clark Corp.	1,610,700	104,776,035
Insurance — 0.6%
Hartford Financial Services Group, Inc.	1,123,900	25,793,505
Machinery — 1.0%
Deere & Co.	599,100	41,805,198
Media — 2.6%
Comcast Corp., Special Class A	3,241,700	55,141,317
Walt Disney Co. (a)	1,614,800	53,466,028
		108,607,345
Metals & Mining — 0.9%
United States Steel Corp. (a)	826,000	36,211,840
Semiconductors & Semiconductor
Equipment — 3.8%
LSI Corp. (b)	25,106,389	114,485,134

Portfolio Abbreviation
ADR	American Depositary Receipts

MASTER BASIC VALUE LLC SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Low Price-to-Book Value (concluded)
Semiconductors & Semiconductor
Equipment (concluded)
Lam Research Corp. (b)	1,092,473	$ 45,719,995
		160,205,129
Total Low Price-to-Book Value		779,691,022
Price-to-Cash Flow — 12.4%
Construction & Engineering — 0.5%
Jacobs Engineering Group, Inc. (b)	576,100	22,295,070
Diversified Telecommunication
Services — 2.0%
Qwest Communications
International, Inc.	13,411,700	84,091,359
Food & Staples Retailing — 1.2%
The Kroger Co.	2,273,700	49,248,342
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	1,315,400	46,183,694
IT Services — 1.3%
The Western Union Co.	3,151,900	55,694,073
Media — 1.6%
Time Warner, Inc.	2,211,166	67,772,238
Oil, Gas & Consumable Fuels — 3.4%
Hess Corp.	1,146,900	67,804,728
Occidental Petroleum Corp.	165,800	12,982,140
Peabody Energy Corp.	1,329,600	65,163,696
		145,950,564
Wireless Telecommunication
Services — 1.3%
Sprint Nextel Corp. (b)	11,692,700	54,137,201
Total Price-to-Cash Flow		525,372,541
Price-to-Earnings Per Share — 1.6%
Biotechnology — 0.7%
Amgen, Inc. (b)	529,200	29,164,212
Food Products — 0.1%
Archer-Daniels-Midland Co.	134,100	4,280,472
Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	734,100	35,023,911
Total Price-to-Earnings Per Share		68,468,595
Special Situations — 4.2%
IT Services — 3.0%
International Business Machines Corp.	955,200	128,130,528
Semiconductors & Semiconductor
Equipment — 1.2%
Intel Corp.	2,599,600	49,990,308
Total Special Situations		178,120,836
Total Long-Term Investments
(Cost – $3,216,020,872) – 99.9%		4,222,105,177

	Beneficial
	Interest
	(000)	Value
Short-Term Securities — 1.9%
BlackRock Liquidity Series, LLC Money
Market Series, 0.36% (c)(d)(e)	$ 78,361	$ 78,360,750
Total Short-Term Securities
(Cost – $78,360,750) – 1.9%		78,360,750
Total Investments
(Cost – $3,294,381,622*) – 101.8%		4,300,465,927
Liabilities in Excess of Other Assets – (1.8)%		(75,633,757)
Net Assets – 100.0%	$ 4,224,832,170
* The cost and unrealized appreciation (depreciation) of investments as of
September 30, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 3,294,381,622
Gross unrealized appreciation	$ 1,023,110,949
Gross unrealized depreciation		(17,026,644)
Net unrealized appreciation	$ 1,006,084,305

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Beneficial		Beneficial
	Interest Held at		Interest Held at
	June 30,		September 30,
Affiliate	2010	Net Activity	2010	Income
BlackRock
Liquidity
Series, LLC
Money Market
Series	$68,108,300	$10,252,450	$78,360,750 $25,098

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2 MASTER BASIC VALUE LLC SEPTEMBER 30, 2010

Schedule of Investments(concluded)

Master Basic Value LLC

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the
Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments
Aerospace &
Defense	$ 208,913,797	—	— $208,913,797
Biotechnology	29,164,212	—	—	29,164,212
Capital Markets	129,129,239	—	—	129,129,239
Chemicals	62,789,264	—	—	62,789,264
Commercial
Banks	61,794,225	—	—	61,794,225
Computers &
Peripherals	54,518,513	—	—	54,518,513
Construction &
Engineering	96,416,715	—	—	96,416,715
Diversified
Financial
Services	305,424,924	—	—	305,424,924
Diversified
Telecommunication
Services	176,662,287	—	—	176,662,287
Electric Utilities	61,315,660	—	—	61,315,660
Energy
Equipment &
Services	172,060,817	—	—	172,060,817
Food & Staples
Retailing	49,248,342	—	—	49,248,342
Food Products	284,602,141	—	—	284,602,141
Health Care
Equipment &
Supplies	35,023,911	—	—	35,023,911
Health Care
Providers &
Services	46,183,694	—	—	46,183,694
Household
Products	104,776,035	—	—	104,776,035
IT Services	183,824,601	—	—	183,824,601

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments in Securities (concluded):
Long-Term
Investments (concluded)
Industrial
Conglomerates	$ 183,783,414	—	—	$183,783,414
Insurance	315,545,904	—	—	315,545,904
Machinery	46,243,886	—	—	46,243,886
Media	297,163,708	—	—	297,163,708
Metals & Mining	157,388,744	—	—	157,388,744
Multi-Utilities	64,778,255	—	—	64,778,255
Office Electronics	49,805,080	—	—	49,805,080
Oil, Gas &
Consumable
Fuels	456,829,142	—	—	456,829,142
Pharmaceuticals	245,819,660	—	—	245,819,660
Semiconductors
& Semiconductor
Equipment	210,195,437	—	—	210,195,437
Software	78,566,369	—	—	78,566,369
Wireless
Telecommunication
Services	54,137,201	—	—	54,137,201
Short-Term
Securities	— $78,360,750		—	78,360,750
Total	$4,222,105,177 $78,360,750		— $4,300,465,927

MASTER BASIC VALUE LLC SEPTEMBER 30, 2010 3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 22, 2010